Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 105,258	¥ 114,197
Accounts receivable, net of allowance for doubtful accounts	87,247	28,346
Amounts due from related parties	73,450	11,707
Prepaid expenses and other current assets	144,708	92,300
Assets related to discontinued operation	65,815	134,764
Total current assets	476,478	381,314
Property and equipment, net	128,163	133,874
Intangible assets, net	5,995	5,920
Goodwill	30,347	30,347
Deferred tax assets	13,309	14,744
Other non-current assets	47,177	56,488
Assets related to discontinued operation	11,010	197,982
Total non-current assets	236,001	439,355
Total assets	712,479	820,669
Current liabilities
Contract liabilities	141,574	141,912
Borrowings under financing arrangements	20,540	40,078
Bank loan	33,572	43,219
Accounts payable	13,809	3,138
Accrued expenses and other payables	52,463	26,771
Income tax payables	29,622	20,730
Amounts due to related parties	51,675	17,909
Dividend payables	2,132
Liability related to discontinued operation	104,641	218,289
Total current liabilities	450,028	512,046
Non-current liabilities
Borrowings under financing arrangements	24,987	44,178
Other payables	1,645	7,989
Deferred tax liabilities	5,155	2,185
Liability related to discontinued operation		23,907
Total non-current liabilities	31,787	78,259
Total liabilities	481,815	590,305
Liabilities and Equity
Commitments and contingencies
Equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2021, and 86,838,700 shares issued and outstanding as of December 31, 2022, respectively)	6	6
Additional paid-in capital	357,689	389,199
Statutory reserves	54,366	49,060
Accumulated other comprehensive income	2,430	462
Accumulated deficit	(184,258)	(207,713)
Total equity/(deficit) attributable to the shareholders of the Company	230,233	231,014
Non-controlling interests	431	(650)
Total equity/(deficit)	230,664	230,364
Total liabilities and equity/(deficit)	¥ 712,479	¥ 820,669